Impairments - Loss Allowance (Details) - Accumulated impairment - SEK (kr) kr in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Increase (decrease) in loss allowance
Loans and off balance at beginning of period	kr (139)	kr (137)
Increases due to origination and acquisition	(8)	(15)
Net remeasurement of loss allowance	8	7
Transfer to stage 1	0	0
Transfer to stage 2	0	0
Transfer to stage 3	(22)	0
Decreases due to derecognition	3	15
Decrease in allowance account due to write-offs	40
Exchange-rate differences	(4)	(9)
Loans and off balance at end of period	(122)	(139)
12-month expected credit losses
Increase (decrease) in loss allowance
Loans and off balance at beginning of period	(34)
Increases due to origination and acquisition	(7)
Net remeasurement of loss allowance	2
Transfer to stage 1	0
Transfer to stage 2	0
Transfer to stage 3	0
Decreases due to derecognition	2
Exchange-rate differences	(1)
Loans and off balance at end of period	(38)	(34)
Lifetime expected credit losses | Financial instruments not credit-impaired
Increase (decrease) in loss allowance
Loans and off balance at beginning of period	(21)
Increases due to origination and acquisition	(1)
Net remeasurement of loss allowance	7
Transfer to stage 1	0
Transfer to stage 2	1
Transfer to stage 3	0
Decreases due to derecognition	1
Exchange-rate differences	0
Loans and off balance at end of period	(13)	(21)
Lifetime expected credit losses | Financial instruments credit-impaired
Increase (decrease) in loss allowance
Loans and off balance at beginning of period	(84)
Increases due to origination and acquisition	0
Net remeasurement of loss allowance	(1)
Transfer to stage 2	(1)
Transfer to stage 3	(22)
Decrease in allowance account due to write-offs	40
Exchange-rate differences	(3)
Loans and off balance at end of period	kr (71)	kr (84)